Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2022
Document Creation Date	dei_DocumentCreationDate	Jun. 23, 2022